Concentration	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Risks and Uncertainties [Abstract]
Concentration

NOTE 15- CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the six months ended March 31, 2020 and 2019, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of March 31, 2020 and September 30, 2019, $60,286 and $265,293 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. As of March 31, 2020 and September 30, 2019, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries and VIEs located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the six months ended March 31, 2020, three customers accounted for 28.6%, 16.4% and 15.9% of the Company’s total revenue, respectively. For the six months ended March 31, 2019, two customers accounted for 15.3% and 13.5% of the Company’s total revenue, respectively.

As of March 31, 2020, two customers accounted for approximately 30.2% and 30.1% of the total accounts receivable balance, respectively. As of September 30, 2019, three customers accounted for approximately 24.6%, 17.5% and 15.4% of the total accounts receivable balance, respectively.

For the six months ended March 31, 2020, three suppliers accounted for approximately 47.4%, 14.8% and 11.3% of the total purchases, respectively. For the six months ended March 31, 2019, three suppliers accounted for approximately 22.0%, 19.2% and 14.1% of the total purchases, respectively.

NOTE 15 — CONCENTRATION

A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. For the years ended September 30, 2019 and 2018, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries located in the PRC.

As of September 30, 2019 and 2018, $265,293 and $819,016 of the Company’s cash was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. For the years ended December 31, 2019 and 2018, the Company’s substantial assets were located in the PRC and the Company’s substantial revenues were derived from its subsidiaries and VIEs located in the PRC.

The Company sells its products primarily through direct distributors in the People’s Republic of China (the “PRC”) and to some extent, the overseas customers in European countries, North America and Middle East. For the year ended September 30, 2019, three customers accounted for 17.2%, 12.1% and 10.2% of the Company’s total revenue, respectively. For the year ended September 30, 2018, two customers accounted for 23.8% and 12.2% of the Company’s total revenue, respectively.

As of September 30, 2019, three customers accounted for approximately 24.6%, 17.5% and 15.4% of the total accounts receivable balance, respectively. As of September 30, 2018, three customers accounted for approximately 52.1%, 13.4% and 10.3% of the total accounts receivable balance, respectively.

For the year ended September 30, 2019, three suppliers accounted for approximately 24.1%, 14.8% and 10.1% of the total purchases, respectively. For the year ended September 30, 2018, four suppliers accounted for approximately 19.4%, 17.4%, 17.0% and 13.6% of the total purchases, respectively.